LEASE (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Components of Lease Cost
The components of lease expense were as follows for the periods presented:

	Year ended December 31,
	2022	2021	2020
Operating and variable lease cost	$36,679	$27,124	$21,104
Short-term lease cost	2,405	1,619	1,854

Total operating lease cost	$39,084	$28,743	$22,958

Schedule of Supplemental Cash Flow Information
The weighted-average remaining lease term and discount rate related to operating leases were as follows:

	December 31,
	2022	2021
Weighted average remaining lease term	14.63	6.12
Weighted average discount rate	3.9%	2.4%

Schedule of Future Minimum Lease Payments of Operating Lease Liabilities
The maturities of the Company’s operating lease liabilities were as follows:

Fiscal years ending December 31,	December 31, 2022
2023	32,154
2024	29,334
2025	25,130
2026	23,058
2027	35,659
Thereafter	182,505

Total undiscounted lease payments	327,840

Less imputed interest	125,589

Total lease liabilities	$202,251